UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
PURCHASED OPTIONS - 0.7%
Call Options (a) - 0.0%
CBOE Volatility Index, Expires: 02/13/19, Strike Price: $18.00		1,850	$3,065,450	$157,250
CBOE Volatility Index, Expires: 02/13/19, Strike Price: $19.00		440	729,080	26,400
CBOE Volatility Index, Expires: 02/13/19, Strike Price: $20.00		238	394,366	11,305
CBOE Volatility Index, Expires: 03/19/19, Strike Price: $18.00		1,664	2,757,248	287,040

				481,995

Put Options - 0.2%
Russell 2000 Index, Expires: 03/15/19, Strike Price: $1,350.00		770	115,455,340	415,800
S&P 500 Index, Expires: 03/15/19, Strike Price: $2,500.00		1,550	419,135,500	1,681,750

				2,097,550

	COUNTERPARTY (b)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC Call Options - 0.1%
Brazilian Real, Expires: 02/14/19, Strike Price: $3.94	A	150,000,000	150,000,000	20,028
Brazilian Real, Expires: 03/01/19, Strike Price: $3.73	A	150,000,000	150,000,000	1,191,600
Mexican Peso, Expires: 02/21/19, Strike Price: $21.65	B	250,000,000	250,000,000	16,702

				1,228,330

OTC Put Options - 0.1%
Mexican Peso, Expires: 02/26/19, Strike Price: $18.97	B	150,000,000	150,000,000	994,404
Polish Zloty, Expires: 02/06/19, Strike Price: EUR 4.10	B	50,000,000	57,229,846	12
Swedish Krona, Expires: 02/20/19, Strike Price: EUR 10.25	B	30,000,000	34,337,908	48,721

				1,043,137

Payer Swaptions - 0.3%
CDX.HY, (5.000%), Quarterly, Expires: 03/20/2019, Strike Price: $96.00	C	250,000,000	250,000,000	96,830
CDX.HY, (5.000%), Quarterly, Expires: 03/20/2019, Strike Price: $96.00	B	450,000,000	450,000,000	174,294
CDX.HY, (5.000%), Quarterly, Expires: 03/20/2019, Strike Price: $98.00	C	250,000,000	250,000,000	177,523
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $85.00	B	2,000,000,000	2,000,000,000	219,380
CDX.IG, (1.000%), Quarterly, Expires: 04/17/2019, Strike Price: $85.00	B	600,000,000	600,000,000	470,280
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $90.00	A	2,000,000,000	2,000,000,000	300,000
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $90.00	D	500,000,000	500,000,000	45,715

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	COUNTERPARTY (b)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $90.00	A	500,000,000	$500,000,000	$140,275
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $90.00	D	1,000,000,000	1,000,000,000	312,500
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $100.00	D	500,000,000	500,000,000	35,540
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $100.00	E	3,000,000,000	3,000,000,000	213,240
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $100.00	E	2,000,000,000	2,000,000,000	358,300
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $105.00	D	1,500,000,000	1,500,000,000	95,610
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $110.00	D	1,500,000,000	1,500,000,000	86,130
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $110.00	C	2,500,000,000	2,500,000,000	326,525
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $110.00	E	1,500,000,000	1,500,000,000	195,915
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $120.00	D	4,000,000,000	4,000,000,000	405,150
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $120.00	E	1,000,000,000	1,000,000,000	102,060
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $125.00	F	400,000,000	400,000,000	6,708
CDX.IG, (1.000%), Quarterly, Expires: 04/17/2019, Strike Price: $130.00	D	2,000,000,000	2,000,000,000	301,100

				4,063,075

TOTAL PURCHASED OPTIONS (Cost $32,295,110)				8,914,087

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 113.9%
Money Market Funds - 17.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.27% (c)			39,801,039	39,801,039
First American Government Obligations Fund - Class X - 2.32% (c)			43,109,809	43,109,809
First American Treasury Obligations Fund - Class X - 2.30% (c)			43,109,809	43,109,809
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (c)			43,109,809	43,109,809
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (c)			43,109,809	43,109,809

				212,240,275

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 96.7%
2.218%, 03/28/2019 (d)(e)	$75,000,000	$74,753,646
2.267%, 04/25/2019 (d)(e)	16,000,000	15,913,864
2.306%, 05/23/2019 (d)(e)	25,000,000	24,817,698
2.407%, 07/18/2019 (d)(e)	97,000,000	95,915,566
2.477%, 08/15/2019 (d)(e)	274,500,000	270,916,629
2.590%, 09/12/2019 (d)(e)	45,000,000	44,329,606
2.651%, 10/10/2019 (d)(e)	95,000,000	93,397,086
2.703%, 11/07/2019 (d)(e)	412,000,000	404,182,473
2.593%, 12/05/2019 (d)(e)	40,000,000	39,163,766
2.608%, 01/02/2020 (d)(e)	130,000,000	127,030,335

		1,190,420,669

TOTAL SHORT-TERM INVESTMENTS (Cost $1,402,022,483)		1,402,660,944

TOTAL INVESTMENTS (Cost $1,434,317,593) - 114.6%		1,411,575,031

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%		(179,653,324)

TOTAL NET ASSETS - 100.0%		$1,231,921,707

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	See Note 1.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $72.00	500	$36,350,000	$415,000
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $72.50	500	36,350,000	235,000
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.00	500	36,350,000	110,000
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.50	500	36,350,000	45,000
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.00	462	33,587,400	16,170
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.50	124	9,014,800	1,860
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.00	25	1,817,500	250
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $72.00	305	22,173,500	359,900
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $72.50	375	27,262,500	326,250
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $73.00	314	22,827,800	191,540
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $73.50	279	20,283,300	114,390
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $74.00	183	13,304,100	49,410
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $74.50	99	7,197,300	16,830
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $64.00	50	3,042,000	39,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $64.25	99	6,023,160	71,280
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $64.50	69	4,197,960	45,540
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $64.75	75	4,563,000	45,750
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $65.00	231	14,054,040	129,360
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $65.25	124	7,544,160	64,480
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $65.50	116	7,057,440	55,680
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $65.75	100	6,084,000	44,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $66.00	167	10,160,280	66,800
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $66.25	110	6,692,400	40,700
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $67.00	2	121,680	637

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $129.00	265	$21,764,781	$415,719
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $129.50	346	28,417,413	445,475
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $130.00	345	28,335,281	353,625
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $130.50	473	38,848,081	372,487
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $131.00	509	41,804,806	295,856
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $131.50	600	49,278,750	243,750
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $132.00	554	45,500,713	152,350
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $132.50	307	25,214,294	55,644
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $133.00	84	6,899,025	9,450
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $133.50	59	4,845,744	4,056
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $134.00	9	739,181	394
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $131.50	57	4,681,481	58,425
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $132.00	52	4,270,825	45,175
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $132.50	125	10,266,406	91,406
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $133.00	20	1,642,625	12,125
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $134.00	28	2,299,675	11,550
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $135.50	22	1,806,888	4,812
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.00	428	32,635,000	547,840
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.50	600	45,750,000	498,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $76.00	600	45,750,000	276,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $76.50	600	45,750,000	120,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $77.00	139	10,598,750	9,730
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $77.50	50	3,812,500	1,000
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $75.50	600	45,750,000	648,000
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $76.00	600	45,750,000	456,000
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $76.50	600	45,750,000	300,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $77.00	209	$15,936,250	$66,880
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $77.50	75	5,718,750	14,250
CBOE Volatility Index, Expires 02/13/2019, Strike Price $21.00	440	729,080	15,400
CBOE Volatility Index, Expires 02/13/2019, Strike Price $22.00	2,801	4,641,257	77,028
CBOE Volatility Index, Expires 02/13/2019, Strike Price $23.00	8,500	14,084,500	170,000
CBOE Volatility Index, Expires 02/13/2019, Strike Price $24.00	6,900	11,433,300	120,750
CBOE Volatility Index, Expires 02/13/2019, Strike Price $25.00	9,403	15,580,771	117,538
CBOE Volatility Index, Expires 02/13/2019, Strike Price $26.00	5,500	9,113,500	68,750
CBOE Volatility Index, Expires 02/13/2019, Strike Price $27.00	1,200	1,988,400	9,000
CBOE Volatility Index, Expires 02/13/2019, Strike Price $28.00	1,600	2,651,200	12,000
CBOE Volatility Index, Expires 02/13/2019, Strike Price $29.00	850	1,408,450	6,375
CBOE Volatility Index, Expires 02/13/2019, Strike Price $30.00	900	1,491,300	6,750
CBOE Volatility Index, Expires 03/19/2019, Strike Price $21.00	2,000	3,314,000	200,000
CBOE Volatility Index, Expires 03/19/2019, Strike Price $23.00	1,800	2,982,600	135,000
CBOE Volatility Index, Expires 03/19/2019, Strike Price $24.00	501	830,157	31,313
CBOE Volatility Index, Expires 03/19/2019, Strike Price $25.00	1,500	2,485,500	78,750
CBOE Volatility Index, Expires 03/19/2019, Strike Price $26.00	800	1,325,600	37,600
CBOE Volatility Index, Expires 03/19/2019, Strike Price $35.00	1,000	1,657,000	17,500
Cocoa Future, March 2019 Settlement, Expires 02/28/2019, Strike Price GBP 1,700.00	100	2,060,517	10,416
Cocoa Future, March 2019 Settlement, Expires 02/28/2019, Strike Price GBP 1,800.00	250	5,151,293	10,493
Cocoa Future, May 2019 Settlement, Expires 04/30/2019, Strike Price GBP 1,800.00	50	1,042,063	6,558
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,150.00	50	1,084,000	15,000
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,200.00	125	2,710,000	8,750
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,250.00	73	1,582,640	730
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,300.00	400	8,672,000	4,000
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,350.00	37	802,160	370
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,400.00	212	4,596,160	2,120
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,450.00	100	2,168,000	1,000
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,500.00	250	5,420,000	2,500
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,550.00	100	2,168,000	1,000
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,600.00	148	3,208,640	1,480
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,650.00	62	1,344,160	620
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,700.00	12	260,160	120
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,200.00	50	1,104,500	34,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,350.00	30	$662,700	$6,300
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,400.00	92	2,032,280	12,880
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,450.00	26	574,340	2,340
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,500.00	25	552,250	1,500
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,650.00	50	1,104,500	1,000
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,700.00	50	1,104,500	500
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,750.00	25	552,250	250
Cocoa Future, May 2019 Settlement, Expires 04/05/2019, Strike Price $2,800.00	50	1,104,500	2,500
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $105.00	359	14,256,788	327,139
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $107.50	286	11,357,775	144,788
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $110.00	240	9,531,000	63,900
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $112.50	76	3,018,150	10,830
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $115.00	50	1,985,625	3,938
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $105.00	50	2,043,750	116,813
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $110.00	188	7,684,500	265,080
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $112.50	70	2,861,250	75,600
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $115.00	48	1,962,000	39,780
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,550.00	100	1,551,000	27,000
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,600.00	100	1,551,000	10,000
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,650.00	200	3,102,000	8,000
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,700.00	100	1,551,000	2,000
Coffee Robusta Future, May 2019 Settlement, Expires 04/17/2019, Strike Price $1,625.00	17	267,240	6,290
Coffee Robusta Future, May 2019 Settlement, Expires 04/17/2019, Strike Price $1,700.00	550	8,646,000	104,500
Corn Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $380.00	250	4,706,250	37,500
Corn Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $390.00	250	4,706,250	14,062
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $380.00	550	10,353,750	116,875

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $385.00	1,750	$32,943,750	$273,437
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $390.00	1,750	32,943,750	207,812
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $395.00	1,750	32,943,750	142,187
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $400.00	1,750	32,943,750	109,375
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $405.00	751	14,137,575	37,550
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $410.00	496	9,337,200	18,600
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $415.00	54	1,016,550	1,350
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $420.00	107	2,014,275	2,006
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $395.00	544	10,478,800	146,200
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $400.00	920	17,721,500	195,500
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $405.00	1,090	20,996,125	183,937
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $410.00	1,084	20,880,550	142,275
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $415.00	690	13,291,125	69,000
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $420.00	127	2,446,338	9,525
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $71.00	100	3,720,000	175,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.00	75	2,790,000	67,500
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.00	250	9,300,000	146,250
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.00	311	11,569,200	115,070
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $76.00	64	2,380,800	14,400
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $77.00	425	15,810,000	59,500
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $78.00	209	7,774,800	18,810
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $79.00	141	5,245,200	8,460
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $80.00	50	1,860,000	2,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $81.00	25	930,000	625
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $82.00	200	7,440,000	4,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $83.00	25	930,000	375
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $84.00	173	6,435,600	1,730

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $85.00	100	$3,720,000	$500
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $72.00	200	7,566,000	480,000
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $73.00	150	5,674,500	310,500
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $78.00	290	10,970,700	262,450
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $79.00	28	1,059,240	21,140
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $80.00	25	945,750	15,875
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $81.00	51	1,929,330	27,030
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $82.00	25	945,750	11,125
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $53.50	210	11,295,900	325,500
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $54.00	500	26,895,000	645,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $54.50	600	32,274,000	636,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $55.00	500	26,895,000	435,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $55.50	500	26,895,000	350,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $56.00	500	26,895,000	280,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $56.50	500	26,895,000	220,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $57.00	500	26,895,000	175,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $57.50	407	21,892,530	113,960
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $58.00	76	4,088,040	16,720
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $58.50	59	3,173,610	10,030
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $57.50	143	7,727,720	160,160
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $58.00	195	10,537,800	191,100
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $58.50	119	6,430,760	102,340
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $59.00	344	18,589,760	258,000
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $59.50	187	10,105,480	121,550
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $60.00	194	10,483,760	110,580
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.145	80	11,490,000	62,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.150	511	$73,392,375	$223,563
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.155	495	71,094,375	111,375
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.160	600	86,175,000	67,500
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.165	367	52,710,375	18,350
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.170	384	55,152,000	9,600
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.175	16	2,298,000	200
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.150	50	7,181,250	51,875
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.155	10	1,436,250	7,625
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.160	54	7,755,750	29,700
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.185	21	3,016,125	2,100
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,280.00	100	13,252,000	461,000
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,300.00	112	14,842,240	314,720
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,305.00	65	8,613,800	157,300
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,310.00	89	11,794,280	182,450
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,315.00	290	38,430,800	501,700
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,320.00	222	29,419,440	319,680
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,325.00	626	82,957,520	751,200
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,330.00	619	82,029,880	612,810
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,335.00	493	65,332,360	399,330
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,340.00	472	62,549,440	316,240
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,345.00	303	40,153,560	166,650
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,350.00	77	10,204,040	49,559
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,355.00	46	6,095,920	25,758
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,360.00	25	3,313,000	12,695
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,365.00	3	397,560	1,103
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,330.00	75	9,939,000	152,609

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,350.00	400	$53,008,000	$428,000
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,360.00	26	3,445,520	21,840
Gold Future, May 2019 Settlement, Expires 04/25/2019, Strike Price $1,325.00	100	13,316,000	280,000
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $255.00	50	3,480,625	295,000
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $257.00	50	3,480,625	270,625
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $270.00	100	6,961,250	255,000
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $271.00	50	3,480,625	118,125
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $272.00	36	2,506,050	78,750
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $273.00	25	1,740,313	50,312
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $274.00	25	1,740,313	46,250
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $276.00	75	5,220,938	116,250
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $277.00	51	3,550,238	72,675
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $278.00	50	3,480,625	65,625
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $279.00	25	1,740,313	30,000
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $280.00	175	12,182,188	190,312
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $282.00	25	1,740,313	22,187
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $285.00	29	2,018,763	19,212
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $288.00	10	696,125	4,875
HG Copper Future, May 2019 Settlement, Expires 03/26/2019, Strike Price $272.00	70	4,888,625	204,750
HG Copper Future, May 2019 Settlement, Expires 03/26/2019, Strike Price $278.00	50	3,491,875	104,375
HG Copper Future, May 2019 Settlement, Expires 03/26/2019, Strike Price $280.00	375	26,189,063	689,062
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $90.00	284	32,716,800	766,800
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $90.50	318	36,633,600	663,825
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $91.00	230	26,496,000	342,125
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $91.50	116	13,363,200	111,650
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $92.00	88	10,137,600	49,500

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $92.50	67	$7,718,400	$20,100
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $93.00	50	5,760,000	8,125
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $93.50	305	35,136,000	26,687
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $94.00	319	36,748,800	15,950
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $94.50	173	19,929,600	5,406
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $95.00	34	3,916,800	637
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $95.50	142	16,358,400	1,775
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $96.00	95	10,944,000	1,187
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $93.00	72	8,294,400	45,000
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $93.50	65	7,488,000	30,062
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $94.00	25	2,880,000	8,750
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $62.00	123	2,767,500	3,690
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $63.00	166	3,735,000	3,320
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $64.00	204	4,590,000	4,080
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $65.00	135	3,037,500	1,350
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $66.00	300	6,750,000	3,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $67.00	200	4,500,000	1,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $68.00	200	4,500,000	1,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $69.00	176	3,960,000	880
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $70.00	282	6,345,000	1,410
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $71.00	83	1,867,500	415
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $72.00	70	1,575,000	350
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $75.00	50	1,204,600	6,500
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $76.00	36	867,312	3,960
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $77.00	5	120,460	450
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $78.00	50	1,204,600	4,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $79.00	25	$602,300	$1,750
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $80.00	37	891,404	2,220
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $123.00	298	14,876,160	226,480
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $124.00	275	13,728,000	112,750
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $125.00	300	14,976,000	39,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $126.00	300	14,976,000	12,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $127.00	300	14,976,000	3,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $128.00	130	6,489,600	1,300
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $129.00	30	1,497,600	300
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $130.00	1	49,920	10
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $128.00	75	3,789,000	35,250
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $129.00	100	5,052,000	35,000
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $130.00	75	3,789,000	18,750
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $131.00	21	1,060,920	3,570
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $132.00	7	353,640	3,690
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $133.00	43	2,172,360	18,150
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $134.00	25	1,263,000	8,430
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.80	200	5,620,000	217,756
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.90	400	11,240,000	262,400
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.00	2,000	56,200,000	816,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.05	676	18,995,600	219,024
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.10	973	27,341,300	251,034
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.15	965	27,116,500	199,755
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.20	1,000	28,100,000	166,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.25	1,000	28,100,000	135,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.30	709	19,922,900	77,990

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.35	509	$14,302,900	$46,319
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.40	320	8,992,000	24,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.45	399	11,211,900	25,536
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.50	813	22,845,300	43,902
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.55	241	6,772,100	11,327
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.60	75	2,107,500	3,075
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.65	142	3,990,200	5,112
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.70	54	1,517,400	1,728
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.75	258	7,249,800	7,482
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.80	54	1,517,400	1,404
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.85	44	1,236,400	1,056
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.90	63	1,770,300	1,449
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.95	50	1,405,000	1,050
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.00	928	26,076,800	18,560
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.05	150	4,215,000	2,850
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.10	100	2,810,000	1,900
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.15	265	7,446,500	4,770
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.20	8	224,800	136
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.25	389	10,930,900	6,224
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.30	33	927,300	495
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.50	157	4,411,700	2,041
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.55	105	2,950,500	1,365
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.60	14	393,400	168
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.75	36	1,011,600	396
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.00	81	2,276,100	648
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.15	99	2,781,900	594
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.20	98	2,753,800	588

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.25	203	$5,704,300	$1,015
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.30	79	2,219,900	395
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.35	101	2,838,100	505
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.40	118	3,315,800	472
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.45	120	3,372,000	480
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.50	123	3,456,300	492
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $5.55	1	28,100	3
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.70	30	831,000	42,720
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.80	100	2,770,000	106,878
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.85	150	4,155,000	104,700
Natural Gas Future, May 2019 Settlement, Expires 04/25/2019, Strike Price $2.80	100	2,770,000	115,000
Russell 2000 Index, Expires 03/15/2019, Strike Price $1,350.00	770	115,455,340	12,050,500
S&P 500 Index, Expires 03/15/2019, Strike Price $2,500.00	1,550	419,135,500	33,650,500
Short-Dated New Crop Soybean Future, November 2019 Settlement, Expires 02/22/2019, Strike Price $990.00	200	9,555,000	32,500
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.10	119	9,561,650	142,205
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.15	108	8,677,800	117,180
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.20	130	10,445,500	128,700
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.25	68	5,463,800	61,200
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.30	165	13,257,750	134,475
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.35	70	5,624,500	51,800
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.40	84	6,749,400	56,700
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.45	78	6,267,300	47,580
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.50	282	22,658,700	156,510
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.55	42	3,374,700	21,210
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.60	63	5,062,050	28,980
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.65	53	4,258,550	22,260
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.70	21	1,687,350	8,085
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.75	16	1,285,600	6,294
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.80	2	160,700	796

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.85	16	$1,285,600	$6,239
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $890.00	233	10,662,663	353,869
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $900.00	424	19,403,300	487,600
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $910.00	369	16,886,363	311,344
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $920.00	650	29,745,625	385,938
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $930.00	500	22,881,250	206,250
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $940.00	600	27,457,500	168,750
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $950.00	570	26,084,625	114,000
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $960.00	313	14,323,663	44,994
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $970.00	28	1,281,350	3,150
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $1,000.00	450	20,593,125	28,125
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $930.00	50	2,323,125	51,250
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $950.00	500	23,231,250	318,750
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $960.00	500	23,231,250	250,000
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $970.00	500	23,231,250	193,750
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $980.00	500	23,231,250	153,125
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $990.00	93	4,321,013	22,669
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $1,000.00	102	4,739,175	44,510
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $1,010.00	22	1,022,175	7,013
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $900.00	50	2,323,125	110,000
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $940.00	75	3,484,688	84,844
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $990.00	246	11,429,775	110,700
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $315.00	118	3,658,000	34,810
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $320.00	300	9,300,000	51,000
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $325.00	213	6,603,000	20,235
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $330.00	8	248,000	440

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $325.00	251	$7,881,400	$140,560
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $330.00	33	1,036,200	14,190
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $335.00	65	2,041,000	21,450
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.50	50	712,880	21,280
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.75	300	4,277,280	80,640
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $13.00	1,490	21,243,824	250,320
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $13.25	500	7,128,800	50,400
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $13.50	1,340	19,105,184	75,040
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $13.75	500	7,128,800	16,800
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $14.00	500	7,128,800	11,200
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $14.25	250	3,564,400	2,800
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $13.00	36	516,499	13,709
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $13.25	175	2,510,760	50,960
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $13.50	500	7,173,600	106,400
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $13.75	420	6,025,824	65,856
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $14.00	316	4,533,715	38,931
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $14.25	200	2,869,440	17,920
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $14.50	100	1,434,720	6,720
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $14.75	25	358,680	1,400
Sugar Future, May 2019 Settlement, Expires 04/15/2019, Strike Price $12.50	50	717,360	39,760
Sugar Future, May 2019 Settlement, Expires 04/15/2019, Strike Price $14.00	70	1,004,304	16,464
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $121.75	396	48,498,120	340,312
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $122.00	600	73,482,000	403,125
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $122.25	600	73,482,000	309,375
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $122.50	600	73,482,000	234,375
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $122.75	455	55,723,850	127,969
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $123.00	582	71,277,540	118,219

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $123.25	24	$2,939,280	$2,962
U.S. Treasure 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $122.50	290	35,516,300	226,562
U.S. Treasure 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $123.00	191	23,391,770	101,469
U.S. Treasure 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $123.50	300	36,741,000	107,813
U.S. Treasure 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $124.00	50	6,123,500	10,077
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $145.50	237	34,765,530	385,125
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $146.00	600	88,014,000	778,125
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $146.50	600	88,014,000	609,375
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $147.00	600	88,014,000	468,750
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $147.50	600	88,014,000	356,250
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $148.00	600	88,014,000	271,875
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $148.50	306	44,887,140	94,267
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $149.00	359	52,661,710	89,750
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $150.00	91	13,348,790	12,797
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $146.00	123	17,965,380	174,891
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $147.00	254	37,099,240	250,031
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $148.00	50	7,303,000	31,171
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $520.00	125	3,228,125	51,563
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $525.00	500	12,912,500	165,625
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $530.00	550	14,203,750	144,375
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $535.00	500	12,912,500	103,125
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $540.00	800	20,660,000	130,000
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $545.00	500	12,912,500	62,500
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $550.00	500	12,912,500	50,000
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $555.00	278	7,179,350	22,588
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $560.00	397	10,252,525	24,813
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $565.00	150	3,873,750	7,500

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $570.00	291	$7,515,075	$12,731
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $575.00	101	2,608,325	3,156
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $580.00	55	1,420,375	1,375
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $545.00	50	1,304,375	16,739
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $550.00	440	11,478,500	140,250
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $555.00	500	13,043,750	137,500
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $560.00	500	13,043,750	118,750
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $565.00	340	8,869,750	68,000
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $570.00	345	9,000,188	60,375
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $575.00	271	7,069,713	40,650

TOTAL CALL OPTIONS			90,179,391

(Premiums Received $78,416,633)

PUT OPTIONS
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $68.50	56	4,071,200	280
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $69.00	147	10,686,900	735
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $69.50	364	26,462,800	1,820
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $70.00	247	17,956,900	2,470
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $70.50	500	36,350,000	7,500
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $71.00	500	36,350,000	15,000
Australian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $71.50	500	36,350,000	30,000
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $69.50	150	10,905,000	12,000
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $70.00	371	26,971,700	40,810
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $70.50	500	36,350,000	80,000
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $71.00	143	10,396,100	34,320
Australian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $71.50	100	7,270,000	34,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $58.00	25	1,521,000	21,750
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $58.25	50	3,042,000	47,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $58.50	100	6,084,000	101,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $58.75	75	4,563,000	81,750

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $59.00	169	$10,281,960	$197,730
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $59.25	100	6,084,000	126,000
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $59.50	150	9,126,000	202,500
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $59.75	150	9,126,000	217,500
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $60.00	174	10,586,160	269,700
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $60.25	224	13,628,160	371,840
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $60.50	123	7,483,320	217,710
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $60.75	50	3,042,000	94,500
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $61.00	25	1,521,000	50,500
Brent Crude Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $61.25	24	1,460,160	35,242
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $121.50	75	6,159,844	469
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $122.00	75	6,159,844	469
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $122.50	100	8,213,125	625
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $123.00	1	82,131	6
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $123.50	138	11,334,113	862
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $124.00	153	12,566,081	956
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $124.50	370	30,388,563	2,312
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $125.00	564	46,322,025	3,525
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $125.50	600	49,278,750	7,500
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $126.00	507	41,640,544	6,337
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $126.50	468	38,437,425	5,850
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $127.00	435	35,727,094	8,156
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $127.50	25	2,053,281	625
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $128.50	24	1,971,150	1,050
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $129.00	35	2,874,594	2,187
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $129.50	37	3,038,856	3,469

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
British Pound Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $130.00	11	$903,444	$1,581
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $126.00	103	8,459,519	21,244
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $126.50	313	25,707,081	74,337
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $127.00	101	8,295,256	28,406
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $127.50	19	1,560,494	6,175
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $128.00	13	1,067,706	5,037
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $128.50	60	4,927,875	27,000
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $129.00	5	410,656	2,625
British Pound Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $129.50	19	1,560,494	11,637
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $72.50	50	3,812,500	250
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.00	196	14,945,000	980

Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.50	600	45,750,000	3,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.00	600	45,750,000	6,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.50	600	45,750,000	9,000
Canadian Dollar Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.00	79	6,023,750	2,765
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $72.50	75	5,718,750	1,125
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $73.00	319	24,323,750	7,975
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $73.50	537	40,946,250	24,165
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $74.00	600	45,750,000	48,000
Canadian Dollar Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $74.50	600	45,750,000	78,000
CBOE Volatility Index, Expires 02/13/2019, Strike Price $18.00	1,850	3,065,450	323,750
CBOE Volatility Index, Expires 02/13/2019, Strike Price $19.00	440	729,080	111,100
CBOE Volatility Index, Expires 02/13/2019, Strike Price $20.00	840	1,391,880	281,400
CBOE Volatility Index, Expires 02/13/2019, Strike Price $21.00	660	1,093,620	277,200
CBOE Volatility Index, Expires 03/19/2019, Strike Price $18.00	1,664	2,757,248	324,480
Cocoa Future, March 2019 Settlement, Expires 02/28/2019, Strike Price GBP 1,550.00	30	618,155	11,017
Cocoa Future, March 2019 Settlement, Expires 02/28/2019, Strike Price GBP 1,600.00	450	9,272,327	330,522
Cocoa Future, March 2019 Settlement, Expires 02/28/2019, Strike Price GBP 1,675.00	200	4,121,034	301,667

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,050.00	62	$1,344,160	$620
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,100.00	62	1,344,160	1,860
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,150.00	200	4,336,000	24,000
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,200.00	125	2,710,000	48,750
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,250.00	177	3,837,360	146,910
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,300.00	262	5,680,160	345,840
Cocoa Future, March 2019 Settlement, Expires 02/01/2019, Strike Price $2,350.00	100	2,168,000	182,000
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,150.00	48	1,060,320	17,760
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,200.00	126	2,783,340	74,340
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,250.00	39	861,510	34,320
Cocoa Future, May 2019 Settlement, Expires 03/01/2019, Strike Price $2,300.00	14	309,260	17,220
Cocoa Future, May 2019 Settlement, Expires 04/05/2019, Strike Price $2,200.00	50	1,104,500	45,500
Cocoa Future, May 2019 Settlement, Expires 04/05/2019, Strike Price $2,400.00	100	2,209,000	229,000
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $100.00	377	14,971,613	36,757
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $102.50	47	1,866,488	11,632
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $110.00	158	6,274,575	284,992
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $117.50	100	3,971,250	439,875
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $92.50	169	6,711,413	1,267
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $95.00	137	5,440,613	2,055
Coffee ‘C’ Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $97.50	280	11,119,500	10,500
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $100.00	192	7,848,000	57,600
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $102.50	243	9,932,625	125,752
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $105.00	53	2,166,375	44,321
Coffee ‘C’ Future, May 2019 Settlement, Expires 03/08/2019, Strike Price $97.50	250	10,218,750	40,312
Coffee ‘C’ Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $105.00	75	3,065,625	102,938
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,350.00	100	1,551,000	1,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,400.00	450	$6,979,500	$4,500
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,500.00	600	9,306,000	48,000
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,525.00	37	573,870	5,550
Coffee Robusta Future, March 2019 Settlement, Expires 02/20/2019, Strike Price $1,550.00	300	4,653,000	78,000
Coffee Robusta Future, May 2019 Settlement, Expires 04/17/2019, Strike Price $1,525.00	5	78,600	1,750
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $360.00	1,496	28,162,200	46,750
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $365.00	1,619	30,477,675	101,187
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $370.00	1,750	32,943,750	218,750
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $375.00	1,850	34,826,250	439,375
Corn Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $380.00	168	3,162,600	65,100
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $365.00	50	963,125	2,792
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $375.00	1,750	33,709,375	317,187
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $380.00	1,950	37,561,875	548,437
Corn Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $385.00	51	982,388	21,356
Corn Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $365.00	175	3,370,938	26,555
Corn Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $370.00	229	4,411,113	49,108
Corn Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $375.00	452	8,706,650	146,900
Corn Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $380.00	720	13,869,000	319,500
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $68.00	200	7,440,000	2,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $69.00	475	17,670,000	7,125
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $70.00	550	20,460,000	13,750
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $71.00	650	24,180,000	32,500
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $72.00	298	11,085,600	28,310
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $73.00	425	15,810,000	85,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $74.00	450	16,740,000	173,250
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $75.00	339	12,610,800	227,130

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $76.00	436	$16,219,200	$446,900
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $77.00	75	2,790,000	108,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $79.00	100	3,720,000	236,000
Cotton Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $82.00	200	7,440,000	764,000
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $68.00	75	2,837,250	12,750
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $69.00	50	1,891,500	11,750
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $70.00	75	2,837,250	24,000
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $71.00	50	1,891,500	21,750
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $72.00	210	7,944,300	119,700
Cotton Future, May 2019 Settlement, Expires 04/12/2019, Strike Price $73.00	150	5,674,500	111,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $47.50	110	5,916,900	12,100
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $48.00	364	19,579,560	47,320
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $48.50	494	26,572,260	79,040
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $49.00	500	26,895,000	100,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $49.50	500	26,895,000	125,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $50.00	500	26,895,000	155,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $50.50	500	26,895,000	190,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $51.00	500	26,895,000	235,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $51.50	500	26,895,000	285,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $52.00	500	26,895,000	355,000
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $52.50	59	3,173,610	50,740
Crude Oil Future, March 2019 Settlement, Expires 02/14/2019, Strike Price $53.50	25	1,344,750	25,943
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $50.00	256	13,834,240	253,440
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $50.50	178	9,619,120	201,140
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $51.00	200	10,808,000	254,000
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $51.50	235	12,699,400	336,050
Crude Oil Future, April 2019 Settlement, Expires 03/15/2019, Strike Price $52.00	230	12,429,200	370,300

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.115	63	$9,048,375	$394
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.120	256	36,768,000	1,600
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.125	354	50,843,250	4,425
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.130	444	63,769,500	13,875
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.135	600	86,175,000	37,500
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.140	318	45,672,750	47,700
Euro FX Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $1.145	75	10,771,875	24,375
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.120	25	3,590,625	4,063
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.125	53	7,612,125	11,925
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.130	22	3,159,750	7,425
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.135	166	23,841,750	78,850
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.140	115	16,516,875	76,188
Euro FX Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $1.145	16	2,298,000	14,400
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,200.00	492	65,199,840	4,920
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,240.00	25	3,313,000	750
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,265.00	50	6,626,000	2,500
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,270.00	212	28,094,240	12,720
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,275.00	187	24,781,240	14,960
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,280.00	82	10,866,640	7,380
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,285.00	48	6,360,960	5,760
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,290.00	199	26,371,480	31,840
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,295.00	237	31,407,240	52,140
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,300.00	371	49,164,920	107,590
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,305.00	458	60,694,160	183,200
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,310.00	393	52,080,360	212,220
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,315.00	177	23,456,040	125,670
Gold Future, April 2019 Settlement, Expires 02/25/2019, Strike Price $1,320.00	208	27,564,160	186,828

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,290.00	33	$4,373,160	$18,810
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,295.00	187	24,781,240	129,030
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,300.00	175	23,191,000	145,250
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,305.00	108	14,312,160	108,000
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,310.00	200	26,504,000	238,000
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,315.00	209	27,696,680	292,600
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,320.00	100	13,252,000	158,278
Gold Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $1,330.00	75	9,939,000	151,859
Gold Future, May 2019 Settlement, Expires 04/25/2019, Strike Price $1,325.00	100	13,252,000	215,000
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $255.00	50	3,480,625	1,875
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $257.00	50	3,480,625	3,125
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $258.00	27	1,879,538	1,687
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $262.00	100	6,961,250	12,500
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $263.00	25	1,740,313	3,750
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $264.00	25	1,740,313	4,375
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $265.00	36	2,506,050	7,200
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $266.00	75	5,220,938	17,812
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $268.00	25	1,740,313	8,125
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $270.00	102	7,100,475	44,625
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $271.00	75	5,220,938	37,500
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $272.00	55	3,828,688	31,625
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $275.00	50	3,480,625	41,875
HG Copper Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $276.00	50	3,480,625	48,952
HG Copper Future, May 2019 Settlement, Expires 03/26/2019, Strike Price $272.00	70	4,888,625	76,125
HG Copper Future, May 2019 Settlement, Expires 03/26/2019, Strike Price $278.00	50	3,491,875	87,500
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $87.50	36	4,147,200	225
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $88.00	449	51,724,800	2,806

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $88.50	458	$52,761,600	$2,863
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $90.50	65	7,488,000	1,219
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $91.00	191	22,003,200	9,550
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $91.50	384	44,236,800	57,600
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $92.00	252	29,030,400	91,350
Japanese Yen Future, March 2019 Settlement, Expires 02/08/2019, Strike Price $92.50	135	15,552,000	97,875
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $90.50	53	6,105,600	12,588
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $91.00	322	37,094,400	124,775
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $91.50	214	24,652,800	131,075
Japanese Yen Future, March 2019 Settlement, Expires 03/08/2019, Strike Price $92.00	92	10,598,400	82,800
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $55.00	50	1,125,000	8,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $56.00	243	5,467,500	75,330
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $57.00	300	6,750,000	159,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $58.00	300	6,750,000	249,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $59.00	300	6,750,000	351,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $60.00	300	6,750,000	465,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $61.00	300	6,750,000	582,000
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $62.00	218	4,905,000	507,940
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $63.00	134	3,015,000	364,480
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $64.00	55	1,237,500	171,600
Lean Hogs Future, February 2019 Settlement, Expires 02/14/2019, Strike Price $65.00	65	1,462,500	228,150
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $62.00	70	1,686,440	119,000
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $63.00	35	843,220	68,600
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $64.00	108	2,601,936	240,840
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $65.00	78	1,879,176	196,560
Lean Hogs Future, April 2019 Settlement, Expires 04/12/2019, Strike Price $66.00	170	4,095,640	479,400

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $116.00	77	$3,843,840	$770
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $117.00	53	2,645,760	530
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $118.00	297	14,826,240	2,970
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $119.00	300	14,976,000	3,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $120.00	300	14,976,000	3,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $121.00	300	14,976,000	3,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $122.00	300	14,976,000	6,000
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $123.00	2	99,840	80
Live Cattle Future, February 2019 Settlement, Expires 02/01/2019, Strike Price $124.00	25	1,248,000	2,250
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $123.00	5	252,600	1,550
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $124.00	25	1,263,000	10,250
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $125.00	25	1,263,000	13,500
Live Cattle Future, April 2019 Settlement, Expires 03/01/2019, Strike Price $126.00	30	1,515,600	21,300
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $119.00	175	8,841,000	48,255
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $120.00	125	6,315,000	39,968
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $125.00	31	1,566,120	18,193
Live Cattle Future, April 2019 Settlement, Expires 04/05/2019, Strike Price $126.00	50	2,526,000	38,360
NASDAQ 100 Stock Index, Expires 02/15/2019, Strike Price $5,225.00	31	22,573,394	775
NASDAQ 100 Stock Index, Expires 02/15/2019, Strike Price $5,825.00	12	8,738,088	1,350
NASDAQ 100 Stock Index, Expires 02/15/2019, Strike Price $5,850.00	43	31,311,482	5,160
NASDAQ 100 Stock Index, Expires 02/15/2019, Strike Price $5,875.00	50	36,408,700	6,375
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.50	100	2,810,000	11,600
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.55	200	5,620,000	31,800
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.60	100	2,810,000	22,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.65	375	10,537,500	116,249
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.70	375	10,537,500	166,969
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.75	350	9,835,000	227,150

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.80	250	$7,025,000	$224,250
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $2.90	500	14,050,000	757,000
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $3.95	50	1,405,000	568,150
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.00	250	7,025,000	2,965,250
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.05	150	4,215,000	1,853,850
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.10	300	8,430,000	3,857,100
Natural Gas Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $4.15	200	5,620,000	2,671,000
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.40	100	2,770,000	15,900
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.50	200	5,540,000	53,800
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.55	100	2,770,000	35,400
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.70	230	6,371,000	178,480
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.75	550	15,235,000	543,950
Natural Gas Future, April 2019 Settlement, Expires 03/26/2019, Strike Price $2.80	200	5,540,000	249,400
Natural Gas Future, May 2019 Settlement, Expires 04/25/2019, Strike Price $2.80	100	2,770,000	142,800
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,330.00	125	18,742,750	625
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,335.00	75	11,245,650	375
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,340.00	75	11,245,650	375
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,345.00	50	7,497,100	250
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,350.00	75	11,245,650	375
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,355.00	50	7,497,100	250
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,400.00	74	11,095,708	370
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,405.00	85	12,745,070	425
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,410.00	350	52,479,700	1,750
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,415.00	350	52,479,700	2,625
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,420.00	350	52,479,700	2,625
Russell 2000 Index, Expires 02/01/2019, Strike Price $1,425.00	350	52,479,700	2,625
Russell 2000 Index, Expires 02/08/2019, Strike Price $1,430.00	250	37,485,500	48,250
Russell 2000 Index, Expires 02/08/2019, Strike Price $1,435.00	200	29,988,400	54,000
Russell 2000 Index, Expires 02/08/2019, Strike Price $1,440.00	155	23,241,010	45,570
Russell 2000 Index, Expires 02/08/2019, Strike Price $1,445.00	200	29,988,400	70,000
S&P 500 Index, Expires 02/01/2019, Strike Price $2,560.00	90	24,336,900	225
S&P 500 Index, Expires 02/01/2019, Strike Price $2,565.00	350	94,643,500	875
S&P 500 Index, Expires 02/01/2019, Strike Price $2,570.00	350	94,643,500	2,625
S&P 500 Index, Expires 02/01/2019, Strike Price $2,575.00	350	94,643,500	1,750
S&P 500 Index, Expires 02/01/2019, Strike Price $2,580.00	350	94,643,500	1,750
S&P 500 Index, Expires 02/01/2019, Strike Price $2,585.00	350	94,643,500	1,750
S&P 500 Index, Expires 02/04/2019, Strike Price $2,560.00	330	89,235,300	4,125
S&P 500 Index, Expires 02/04/2019, Strike Price $2,565.00	333	90,046,530	4,163
S&P 500 Index, Expires 02/06/2019, Strike Price $2,540.00	400	108,164,000	18,000
S&P 500 Index, Expires 02/06/2019, Strike Price $2,545.00	400	108,164,000	19,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
S&P 500 Index, Expires 02/06/2019, Strike Price $2,550.00	350	$94,643,500	$18,375
S&P 500 Index, Expires 02/06/2019, Strike Price $2,555.00	350	94,643,500	20,125
S&P 500 Index, Expires 02/06/2019, Strike Price $2,560.00	350	94,643,500	21,875
S&P 500 Index, Expires 02/06/2019, Strike Price $2,565.00	350	94,643,500	23,625
S&P 500 Index, Expires 02/06/2019, Strike Price $2,570.00	270	73,010,700	19,575
S&P 500 Index, Expires 02/08/2019, Strike Price $2,585.00	100	27,041,000	21,500
S&P 500 Index, Expires 02/08/2019, Strike Price $2,590.00	100	27,041,000	21,500
S&P 500 Index, Expires 02/08/2019, Strike Price $2,595.00	70	18,928,700	21,700
S&P 500 Index, Expires 02/08/2019, Strike Price $2,600.00	100	27,041,000	25,300
S&P 500 Index, Expires 02/15/2019, Strike Price $2,180.00	106	28,663,460	3,975
S&P 500 Index, Expires 02/15/2019, Strike Price $2,360.00	150	40,561,500	13,500
S&P 500 Index, Expires 02/15/2019, Strike Price $2,365.00	150	40,561,500	13,875
S&P 500 Index, Expires 02/15/2019, Strike Price $2,370.00	150	40,561,500	14,250
S&P 500 Index, Expires 02/15/2019, Strike Price $2,375.00	150	40,561,500	14,625
S&P 500 Index, Expires 02/15/2019, Strike Price $2,380.00	150	40,561,500	15,000
S&P 500 Index, Expires 02/15/2019, Strike Price $2,385.00	100	27,041,000	10,500
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.30	27	2,169,450	3,240
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.35	40	3,214,000	5,800
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.40	20	1,607,000	3,500
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.45	40	3,214,000	8,400
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.50	146	11,731,100	36,500
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.55	167	13,418,450	49,265
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.60	40	3,214,000	14,000
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.65	115	9,240,250	47,150
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.70	150	12,052,500	72,000
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.75	149	11,972,150	82,695
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.80	103	8,276,050	65,920
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.85	134	10,766,900	98,490
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.90	60	4,821,000	50,400
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $15.95	48	3,856,800	40,043
Silver Future, March 2019 Settlement, Expires 02/25/2019, Strike Price $16.00	74	5,945,900	71,106
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $850.00	166	7,596,575	8,300
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $860.00	500	22,881,250	34,375
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $870.00	550	25,169,375	58,438

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $880.00	500	$22,881,250	$81,250
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $890.00	267	12,218,588	68,419
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $900.00	176	8,054,200	68,200
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $910.00	131	5,994,888	76,144
Soybean Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $920.00	150	6,864,375	124,688
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $890.00	250	11,615,625	87,500
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $900.00	500	23,231,250	234,375
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $910.00	500	23,231,250	312,500
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $920.00	500	23,231,250	412,500
Soybean Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $930.00	50	2,323,125	53,125
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $880.00	140	6,504,750	55,875
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $890.00	58	2,694,825	34,438
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $900.00	266	12,359,025	197,838
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $910.00	255	11,847,938	235,875
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $920.00	161	7,480,463	183,138
Soybean Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $940.00	75	3,484,688	124,688
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $290.00	50	1,550,000	2,500
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $295.00	38	1,178,000	3,230
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $300.00	152	4,712,000	24,320
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $305.00	300	9,300,000	87,000
Soybean Meal Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $310.00	146	4,526,000	73,000
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $300.00	51	1,601,400	21,675
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $305.00	64	2,009,600	37,120
Soybean Meal Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $310.00	92	2,888,800	71,760
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $11.50	506	7,214,346	5,667
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $11.75	500	7,128,800	5,600

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.00	850	$12,118,960	$28,560
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.25	500	7,128,800	39,200
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.50	550	7,841,680	92,400
Sugar Future, March 2019 Settlement, Expires 02/15/2019, Strike Price $12.75	200	2,851,520	58,240
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $11.50	475	6,814,920	26,600
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $11.75	300	4,304,160	26,880
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $12.00	275	3,945,480	36,960
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $12.25	196	2,812,051	41,709
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $12.50	325	4,662,840	101,920
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $12.75	500	7,173,600	218,400
Sugar Future, May 2019 Settlement, Expires 03/15/2019, Strike Price $13.00	175	2,510,760	103,880
Sugar Future, May 2019 Settlement, Expires 04/15/2019, Strike Price $12.25	50	717,360	16,800
Sugar Future, May 2019 Settlement, Expires 04/15/2019, Strike Price $12.50	250	3,586,800	112,000
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $120.00	456	55,846,320	7,125
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $120.50	600	73,482,000	9,375
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $120.75	300	36,741,000	9,375
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $121.00	600	73,482,000	28,125
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $121.25	600	73,482,000	37,500
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $121.50	600	73,482,000	56,250
U.S. Treasury 10-Year Note Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $121.75	204	24,983,880	31,959
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $120.50	208	25,473,760	13,000
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $121.00	600	73,482,000	65,625
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $121.50	405	49,600,350	75,938
U.S. Treasury 10-Year Note Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $122.00	250	30,617,500	89,449
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $142.00	309	45,327,210	14,484
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $143.00	600	88,014,000	46,875
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $143.50	563	82,586,470	61,578

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $144.00	600	$88,014,000	$93,750
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $144.50	600	88,014,000	131,250
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $145.00	600	88,014,000	187,500
U.S. Treasury Long Bond Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $145.50	363	53,248,470	174,473
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $142.00	53	7,741,180	12,422
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $143.00	169	24,684,140	63,375
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $144.00	375	54,772,500	222,656
U.S. Treasury Long Bond Future, June 2019 Settlement, Expires 03/22/2019, Strike Price $145.00	250	36,515,000	230,855
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $480.00	112	2,892,400	1,400
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $485.00	500	12,912,500	12,500
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $490.00	500	12,912,500	25,000
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $495.00	500	12,912,500	43,750
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $500.00	500	12,912,500	71,875
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $505.00	500	12,912,500	109,375
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $510.00	500	12,912,500	159,375
Wheat Future, March 2019 Settlement, Expires 02/22/2019, Strike Price $515.00	358	9,245,350	158,863
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $495.00	191	4,982,713	34,619
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $500.00	500	13,043,750	125,000
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $505.00	500	13,043,750	168,750
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $510.00	500	13,043,750	218,750
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $515.00	500	13,043,750	278,125
Wheat Future, May 2019 Settlement, Expires 03/22/2019, Strike Price $520.00	67	1,747,863	46,063
Wheat Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $495.00	143	3,730,513	54,755
Wheat Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $500.00	257	6,704,488	125,288
Wheat Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $505.00	284	7,408,850	168,625
Wheat Future, May 2019 Settlement, Expires 04/26/2019, Strike Price $510.00	301	7,852,338	212,581

TOTAL PUT OPTIONS			46,459,717

(Premiums Received $67,178,138)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 02/04/2019, Strike Price $4.03	A	50,000,000	$50,000,000	$—
Brazilian Real, Expires 02/05/2019, Strike Price $3.77	A	100,000,000	100,000,000	14,603
Brazilian Real, Expires 02/14/2019, Strike Price $3.94	A	150,000,000	150,000,000	20,028
Brazilian Real, Expires 02/28/2019, Strike Price $3.80	A	250,000,000	250,000,000	925,500
Brazilian Real, Expires 03/15/2019, Strike Price $3.80	A	200,000,000	200,000,000	1,248,842
Brazilian Real, Expires 03/27/2019, Strike Price $3.80	A	50,000,000	50,000,000	410,181
Indian Rupee, Expires 02/12/2019, Strike Price $72.00	A	75,000,000	75,000,000	82,761
Mexican Peso, Expires 02/14/2019, Strike Price $19.21	D	150,000,000	150,000,000	1,099,692
Polish Zloty, Expires 02/06/2019, Strike Price EUR 4.55	B	50,000,000	57,229,847	20
South African Rand, Expires 02/28/2019, Strike Price $13.31	D	50,000,000	50,000,000	761,500
South Korean Won, Expires 02/12/2019, Strike Price $1,135.00	A	75,000,000	75,000,000	34,078
South Korean Won, Expires 02/12/2019, Strike Price $1,152.00	A	75,000,000	75,000,000	6,698
South Korean Won, Expires 02/18/2019, Strike Price $1,152.00	A	75,000,000	75,000,000	20,990
Swedish Krona, Expires 02/06/2019, Strike Price EUR 10.40	B	30,000,000	34,337,908	33,508
Swedish Krona, Expires 02/13/2019, Strike Price EUR 10.40	B	100,000,000	114,459,694	293,192
Swedish Krona, Expires 02/07/2019, Strike Price NOK 1.07	B	300,000,000	35,570,522	266,532
Swedish Krona, Expires 02/26/2019, Strike Price NOK 1.07	B	500,000,000	59,284,203	302,748
Turkish Lira, Expires 02/28/2019, Strike Price $5.27	A	50,000,000	50,000,000	816,000
Turkish Lira, Expires 02/28/2019, Strike Price $5.28	D	50,000,000	50,000,000	819,000

TOTAL OTC CALL OPTIONS				7,155,873

(Premiums Received $14,411,306)

OTC PUT OPTIONS
Brazilian Real, Expires 03/01/2019, Strike Price $3.73	A	150,000,000	150,000,000	4,122,683
Norwegian Krone, Expires 03/22/2019, Strike Price EUR 9.65	B	150,000,000	171,689,540	1,238,062
Polish Zloty, Expires 02/06/2019, Strike Price EUR 4.30	B	100,000,000	114,459,693	1,105,010
Russian Ruble, Expires 02/08/2019, Strike Price $69.96	A	100,000,000	100,000,000	6,859,669
South Korean Won, Expires 02/01/2019, Strike Price $1,118.00	A	50,000,000	50,000,000	260,165

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
Swedish Krona, Expires 02/20/2019, Strike Price EUR 10.25	B	50,000,000	$57,229,847	$81,171
Swedish Krona, Expires 02/28/2019, Strike Price EUR 10.32	B	50,000,000	57,229,847	245,687
Swedish Krona, Expires 03/11/2019, Strike Price NOK 1.06	B	500,000,000	59,284,203	179,412
Turkish Lira, Expires 02/28/2019, Strike Price $5.27	A	50,000,000	50,000,000	816,000
Turkish Lira, Expires 03/06/2019, Strike Price $5.47	B	100,000,000	100,000,000	4,702,654

TOTAL OTC PUT OPTIONS				19,610,513

(Premiums Received $10,328,003)

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $98.00	D	300,000,000	300,000,000	1,965
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $98.75	G	500,000,000	500,000,000	8,120
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $99.00	D	300,000,000	300,000,000	6,537
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $100.75	D	100,000,000	100,000,000	14,920
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $101.75	D	500,000,000	500,000,000	200,290
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $102.75	D	100,000,000	100,000,000	59,544
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $102.77	B	100,000,000	100,000,000	18,284
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $102.77	C	250,000,000	250,000,000	149,605
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $102.78	E	250,000,000	250,000,000	149,983
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $103.78	B	150,000,000	150,000,000	128,663
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $103.79	F	125,000,000	125,000,000	107,553
CDX.HY, (5.000%), Quarterly, Expires: 02/20/2019, Strike Price: $105.00	D	200,000,000	200,000,000	395,456
CDX.HY, (5.000%), Quarterly, Expires: 03/20/2019, Strike Price: $101.75	C	200,000,000	200,000,000	302,486
CDX.HY, (5.000%), Quarterly, Expires: 03/20/2019, Strike Price: $104.80	C	100,000,000	100,000,000	502,578
CDX.HY, (5.000%), Quarterly, Expires: 04/17/2019, Strike Price: $102.50	B	150,000,000	150,000,000	593,121
CDX.HY, (5.000%), Quarterly, Expires: 04/17/2019, Strike Price: $103.50	A	400,000,000	400,000,000	2,154,728
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $77.50	D	1,000,000,000	1,000,000,000	187,910
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $80.00	A	1,000,000,000	1,000,000,000	148,550
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $80.00	D	1,000,000,000	1,000,000,000	148,550

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $82.50	D	1,000,000,000	$1,000,000,000	$124,840
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $85.00	D	1,000,000,000	1,000,000,000	109,690
CDX.IG, (1.000%), Quarterly, Expires: 02/20/2019, Strike Price: $90.00	C	500,000,000	500,000,000	45,715
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $70.00	A	1,500,000,000	1,500,000,000	1,987,500
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $70.00	D	1,000,000,000	1,000,000,000	1,300,000
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $72.50	D	1,500,000,000	1,500,000,000	1,875,000
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $72.50	E	1,000,000,000	1,000,000,000	1,063,450
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $75.00	E	1,000,000,000	1,000,000,000	838,450
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $77.50	E	2,000,000,000	2,000,000,000	1,341,860
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $80.00	D	1,250,000,000	1,250,000,000	681,938
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $80.00	E	1,000,000,000	1,000,000,000	545,550
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $80.00	B	500,000,000	500,000,000	272,775
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $80.00	F	200,000,000	200,000,000	109,110
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $85.00	E	1,000,000,000	1,000,000,000	379,020
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $90.00	B	2,200,000,000	2,200,000,000	617,210
CDX.IG, (1.000%), Quarterly, Expires: 03/20/2019, Strike Price: $105.00	F	500,000,000	500,000,000	75,580
CDX.IG, (1.000%), Quarterly, Expires: 04/17/2019, Strike Price: $80.00	D	1,000,000,000	1,000,000,000	1,051,210
CDX.IG, (1.000%), Quarterly, Expires: 04/17/2019, Strike Price: $95.00	B	500,000,000	500,000,000	237,060

TOTAL PAYER SWAPTIONS				17,934,801

(Premiums Received $46,915,341)

RECEIVER SWAPTIONS
CDX.HY, 5.000%, Quarterly, Expires: 02/20/2019, Strike Price: $100.73	E	200,000,000	200,000,000	9,864,734
CDX.HY, 5.000%, Quarterly, Expires: 02/20/2019, Strike Price: $103.79	F	125,000,000	125,000,000	2,517,175
CDX.HY, 5.000%, Quarterly, Expires: 02/20/2019, Strike Price: $104.80	C	150,000,000	150,000,000	1,655,050
CDX.HY, 5.000%, Quarterly, Expires: 02/20/2019, Strike Price: $105.25	D	100,000,000	100,000,000	744,023
CDX.IG, 1.000%, Quarterly, Expires: 02/20/2019, Strike Price: $75.00	C	750,000,000	750,000,000	2,846,887
CDX.IG, 1.000%, Quarterly, Expires: 02/20/2019, Strike Price: $75.00	A	1,000,000,000	1,000,000,000	3,795,850

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
CDX.IG, 1.000%, Quarterly, Expires: 02/20/2019, Strike Price: $80.00	D	1,000,000,000	$1,000,000,000	$5,944,020
CDX.IG, 1.000%, Quarterly, Expires: 02/20/2019, Strike Price: $85.00	B	500,000,000	500,000,000	4,075,775
CDX.IG, 1.000%, Quarterly, Expires: 03/20/2019, Strike Price: $75.00	E	2,000,000,000	2,000,000,000	7,580,500
CDX.IG, 1.000%, Quarterly, Expires: 03/20/2019, Strike Price: $80.00	A	750,000,000	750,000,000	4,282,522
CDX.IG, 1.000%, Quarterly, Expires: 03/20/2019, Strike Price: $80.00	E	1,000,000,000	1,000,000,000	5,710,030
CDX.IG, 1.000%, Quarterly, Expires: 03/20/2019, Strike Price: $85.00	C	750,000,000	750,000,000	5,810,332

TOTAL RECEIVER SWAPTIONS				54,826,898

(Premiums Received $27,162,350)

TOTAL WRITTEN OPTIONS				$236,167,193

(Premiums Received $244,411,771)

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Cocoa, March 2019 Settlement	546	$11,837,280	$71,606
Cocoa, March 2019 Settlement	244	5,027,662	203,956
Cocoa, May 2019 Settlement	42	927,780	98,525
Coffee ‘C’, May 2019 Settlement	112	4,578,000	(168,070)
Coffee Robusta, March 2019 Settlement	204	3,164,040	(78,387)
Corn, March 2019 Settlement	329	6,193,425	56,746
Corn, May 2019 Settlement	25	481,563	3,559
Cotton No. 2, March 2019 Settlement	1,086	40,399,200	(1,059,032)
Globex Natural Gas, April 2019 Settlement	184	5,087,600	111,310
Henry Hub Natural Gas, April 2019 Settlement	370	2,557,625	59,788
Lean Hogs, February 2019 Settlement	1,554	34,965,000	1,442,567
Lean Hogs, April 2019 Settlement	282	6,793,380	141,684
Natural Gas, March 2019 Settlement	339	9,539,460	623,178
Natural Gas, April 2019 Settlement	50	1,382,500	(294)
Silver, March 2019 Settlement	80	6,428,800	(129,966)
Sugar No. 11, May 2019 Settlement	147	2,109,038	(121,540)
Wheat, March 2019 Settlement	9	232,425	1,552

TOTAL FUTURES CONTRACTS SOLD		$141,704,778	$1,257,182

FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2019 Settlement	973	$70,737,100	$(14,612)
Brent Crude, April 2019 Settlement	13	790,920	(4,960)
British Pound, March 2019 Settlement	1,738	142,744,112	32,453
Canadian Dollar, March 2019 Settlement	1,814	138,308,430	373,164
CBOE Volatility Index, February 2019 Settlement	217	3,716,125	(661,849)
Coffee ‘C’, March 2019 Settlement	5	198,563	(3,871)
Coffee Robusta, May 2019 Settlement	102	1,603,440	15,775
Copper, March 2019 Settlement	161	11,207,612	181,076
Copper, May 2019 Settlement	124	8,659,850	226,581
Cotton No. 2, May 2019 Settlement	95	3,593,850	(11,834)
Euro FX, March 2019 Settlement	294	42,212,887	(186,273)
Globex Natural Gas, March 2019 Settlement	858	24,144,120	(844,280)
Gold 100 Oz., April 2019 Settlement	618	81,897,360	272,364
Henry Hub Natural Gas, March 2019 Settlement	108	759,780	(1,799)
Japanese Yen, March 2019 Settlement	585	67,388,344	(156,358)
Live Cattle, February 2019 Settlement	921	45,976,320	(608,009)
Russell 2000 Mini Index, March 2019 Settlement	1,403	105,239,030	3,513,039
S&P 500 E-mini Index, March 2019 Settlement	2,902	392,422,950	6,950,587
Soybean Meal, March 2019 Settlement	152	4,712,000	(170,593)
Soybean, March 2019 Settlement	853	39,035,412	(322,963)
Soybean, May 2019 Settlement	6	278,775	6,355
Soybean, November 2019 Settlement	42	2,006,550	(21,114)
Sugar No. 11, March 2019 Settlement	419	5,973,934	(162,285)
U.S. Treasury 10-Year Note, March 2019 Settlement	1,073	131,408,970	115,296
U.S. Treasury Long Bond, March 2019 Settlement	792	116,176,500	(25,434)
WTI Crude, March 2019 Settlement	395	21,247,050	(364,395)

TOTAL FUTURES CONTRACTS PURCHASED		$1,462,439,984	$8,126,061

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
A	2/01/2019	Brazilian Real	66,059,675	U.S. Dollar	17,700,000	$411,265
A	2/04/2019	Brazilian Real	3,778,285,961	U.S. Dollar	1,008,285,732	26,322,544
A	2/07/2019	Brazilian Real	182,520,000	U.S. Dollar	50,000,000	21,240
A	2/19/2019	Brazilian Real	29,420,050	U.S. Dollar	7,900,000	157,989
A	3/07/2019	Brazilian Real	437,761,613	U.S. Dollar	118,100,000	1,683,455
A	3/19/2019	Brazilian Real	365,850,000	U.S. Dollar	100,000,000	4,146
B	2/08/2019	Euro	10,400,000	Swedish Krona	107,938,480	(24,802)
B	2/15/2019	Euro	30,900,000	Swedish Krona	317,617,470	268,778
B	2/25/2019	Mexican Peso	663,682,043	U.S. Dollar	33,100,000	1,483,846
B	2/28/2019	Mexican Peso	479,517,500	U.S. Dollar	25,000,000	(23,125)
B	2/11/2019	Norwegian Krone	101,100,000	Swedish Krona	107,347,980	119,600
B	2/28/2019	Norwegian Krone	121,900,000	Swedish Krona	129,543,130	125,011
B	3/26/2019	Norwegian Krone	684,312,370	Euro	70,700,000	39,026
B	2/08/2019	Polish Zloty	346,230,280	Euro	80,700,000	605,857
A	2/11/2019	Russian Ruble	7,043,247,200	U.S. Dollar	102,800,000	4,785,945
A	2/07/2019	South Korean Won	229,480,850,000	U.S. Dollar	204,988,359	1,453,571
A	2/08/2019	South Korean Won	48,033,500,000	U.S. Dollar	43,000,000	179,217
A	2/14/2019	South Korean Won	22,258,000,000	U.S. Dollar	20,000,000	11,649
B	2/22/2019	Swedish Krona	212,528,919	Euro	20,800,000	(322,647)
B	3/04/2019	Swedish Krona	268,379,800	Euro	26,000,000	(104,076)
B	3/13/2019	Swedish Krona	259,765,200	Norwegian Krone	244,600,000	(255,646)
B	2/01/2019	Turkish Lira	330,739,000	U.S. Dollar	63,899,805	—
A	3/01/2019	Turkish Lira	26,350,000	U.S. Dollar	5,000,000	22,863
B	3/07/2019	Turkish Lira	304,267,650	U.S. Dollar	55,500,000	2,306,144
A	2/01/2019	U.S. Dollar	17,781,399	Brazilian Real	66,059,675	(329,866)
A	2/04/2019	U.S. Dollar	1,023,222,544	Brazilian Real	3,778,285,961	(11,385,732)
A	2/06/2019	U.S. Dollar	16,200,000	Brazilian Real	63,732,501	(1,267,591)
A	2/07/2019	U.S. Dollar	45,500,000	Brazilian Real	171,353,000	(1,460,823)
A	2/19/2019	U.S. Dollar	16,000,000	Brazilian Real	60,216,000	(492,829)
A	3/06/2019	U.S. Dollar	43,000,000	Brazilian Real	157,314,253	(49,119)
A	3/19/2019	U.S. Dollar	89,300,000	Brazilian Real	337,356,558	(2,915,537)
A	3/29/2019	U.S. Dollar	18,600,000	Brazilian Real	69,446,801	(366,944)
A	2/14/2019	U.S. Dollar	22,500,000	Indian Rupee	1,609,650,000	(98,474)
D	2/19/2019	U.S. Dollar	68,700,000	Mexican Peso	1,319,520,900	(115,913)
B	2/19/2019	U.S. Dollar	25,000,000	Mexican Peso	477,462,500	99,282
B	2/25/2019	U.S. Dollar	30,000,000	Mexican Peso	578,757,000	(158,482)
B	2/28/2019	U.S. Dollar	75,000,000	Mexican Peso	1,423,485,000	854,204
D	3/04/2019	U.S. Dollar	22,400,000	South African Rand	298,231,360	(7,272)
A	2/07/2019	U.S. Dollar	205,553,571	South Korean Won	229,480,850,000	(888,359)
A	2/14/2019	U.S. Dollar	32,000,000	South Korean Won	35,800,600,000	(187,485)
A	2/20/2019	U.S. Dollar	12,000,000	South Korean Won	13,428,000,000	(74,643)
B	2/01/2019	U.S. Dollar	62,000,000	Turkish Lira	330,739,000	(1,899,805)
D	3/01/2019	U.S. Dollar	21,300,000	Turkish Lira	112,425,660	(130,689)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$18,395,773

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

Credit Default Swaps
COUNTERPARTY (a)	REFERENCE ENTITY	PROTECTION	RECEIVE FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

B	CDX.NA.HY.31	Sell	5.000%	Dec 20 2023	Quarterly	$80,850,000	$5,366,194	$4,883,340	$482,854
B	CDX.NA.IG.31	Sell	1.000%	Dec 20 2023	Quarterly	2,816,075,000	46,211,184	42,753,818	3,457,366

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$3,940,220

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2019 (Unaudited)

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 19.60%	D	255,000	291,872	(b)	$4,968

TOTAL EQUITY VARIANCE SWAPS SOLD					$4,968

EQUITY VARIANCE SWAPS PURCHASED
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 17.00%, received realized rate when spot is above 2,525.341	D	255,000	$291,872	(b)	$(1,928)

TOTAL EQUITY VARIANCE SWAPS PURCHASED					$(1,928)

(a)	See Note 1.
(b)	Notional value reflects variance notional multiplied by 100[2].

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services - Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$8,914,087	$—	$8,914,087
Money Market Funds	212,240,275	—	—	212,240,275
U.S. Treasury Bills	—	1,190,420,669	—	1,190,420,669

Total Assets	$212,240,275	$1,199,334,756	$—	$1,411,575,031

Liabilities
Written Options	$85,936,334	$150,230,859	$—	$236,167,193

Total Liabilities	$85,936,334	$150,230,859	$—	$236,167,193

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$40,955,632	$—	$40,955,632
Unrealized depreciation on forward currency contracts	—	(22,559,859)	—	(22,559,859)
Unrealized appreciation on futures contracts	14,501,161	—	—	14,501,161
Unrealized depreciation on futures contracts	(5,117,918)	—	—	(5,117,918)
Unrealized appreciation on swap contracts	—	3,945,188	—	3,945,188
Unrealized depreciation on swap contracts	—	(1,928)	—	(1,928)

Total	$9,383,243	$22,339,033	$—	$31,722,276

*

Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2019. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts – The Fund purchases and sells futures contracts and held futures contracts during the period ended January 31, 2019. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2019, was $1,036,580,564 for long contracts and $759,880,010 for short contracts.

Options – The Fund purchases and writes call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended January 31, 2019. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the “exercise period”). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2019 was $266,919,422.

Forward Currency Contracts – The Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended January 31, 2019 was $2,765,241,451 for long contracts and $3,014,661,878 for short contracts.

Swaps

Correlation Swaps – The Fund enters into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended January 31, 2019 was $56,619 for short contracts.

Credit Default Swaps – The Fund enters into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended January 31, 2019 was $2,147,450,000 for contracts in which the Fund purchased protection and $902,297,500 for contracts in which the Fund sold protection.

Volatility Swaps and Variance Swaps – The Fund enters into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of variance swaps held during the period ended January 31, 2019 was $290,387 for long contracts and $948,282 for short contracts. The Fund did not hold volatility swaps during the period ended January 31, 2019.

Consolidated Statement of Assets — Values of Derivatives at January 31, 2019

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Credit contracts	Investments, at fair value	$4,063,075
Equity contracts	Investments, at fair value	2,097,550
Foreign exchange contracts	Investments, at fair value	2,271,467
Volatility contracts	Investments, at fair value	481,995

Futures
Commodity contracts	Net assets - Unrealized appreciation*	3,516,622
Equity contracts	Net assets - Unrealized appreciation*	10,463,626
Foreign exchange contracts	Net assets - Unrealized appreciation*	405,617
Interest rate contracts	Net assets - Unrealized appreciation*	115,296

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	40,955,632
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	4,968
Credit default contracts	Unrealized appreciation on swap contracts**	3,940,220

Total		$68,316,068

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Liabilities — Values of Derivatives at January 31, 2019

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$69,097,960
Credit contracts	Written options, at fair value	72,761,699
Equity contracts	Written options, at fair value	46,278,713
Foreign exchange contracts	Written options, at fair value	38,439,533
Interest rate contracts	Written options, at fair value	7,167,604
Volatility contracts	Written options, at fair value	2,421,684

Futures
Commodity contracts	Net assets - Unrealized depreciation*	4,073,392
Foreign exchange contracts	Net assets - Unrealized depreciation*	357,243
Interest rate contracts	Net assets - Unrealized depreciation*	25,434
Volatility contracts	Net assets - Unrealized depreciation*	661,849

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	22,559,859

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	1,928

Total		$263,846,898

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

(b) Counterparties The counterparties presented in the Consolidated Schedule of Investments are as follows: A: BNP Paribas, B: Morgan Stanley Capital Services LLC, C: Barclays Bank PLC, D: Goldman Sachs International, E: Bank of America Merrill Lynch, F: Credit Suisse International, G: Credit Suisse Securities (USA) LLC

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	4/1/19

*	Print the name and title of each signing officer under his or her signature.